T. ROWE PRICE Science & Technology Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.7%
BUSINESS SERVICES  0.3%
Information Services  0.3%
Gartner (1) 136,400 35,855
Total Business Services 35,855
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (1)(2)(3) 7,289 —
Total Consumer/Retail —
ENERGY  0.7%
Energy  0.7%
Bloom Energy, Class A (1)(4) 408,500 34,547
First Solar (1) 95,100 20,972
Vistra  132,800 26,018
Total Energy 81,537
FINANCIAL SERVICES  0.4%
Other Financial Services  0.4%
Coinbase Global, Class A (1) 16,100 5,434
Gemini Space Station, Class A (1)(4) 84,333 2,021
Klarna Group (1) 157,885 5,786
Robinhood Markets, Class A (1) 258,200 36,969
Total Financial Services 50,210
HARDWARE  14.2%
Consumer Electronics  10.3%
Apple  4,525,936 1,152,439
Sandisk (1) 460,100 51,623
1,204,062
Contract Manufacturing  0.8%
Celestica (1) 208,600 51,395
Fabrinet (1) 59,700 21,768
Flex (1) 101,000 5,855
Jabil  89,700 19,480
98,498
Electronic Equipment and Components  1.1%
Coherent (1) 225,200 24,259
Lumentum Holdings (1)(4) 216,600 35,243
TE Connectivity  257,000 56,419

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TTM Technologies (1) 116,200 6,693
122,614
Enterprise Hardware  2.0%
Cognex  120,100 5,440
Dell Technologies, Class C  19,800 2,807
HP  204,500 5,569
NetApp  46,900 5,556
Pure Storage, Class A (1) 275,500 23,090
Seagate Technology Holdings  431,300 101,813
Western Digital  688,600 82,673
226,948
Total Hardware 1,652,122
INDUSTRIALS  1.3%
Aerospace & Defense  0.2%
Axon Enterprise (1) 8,700 6,243
Firefly Aerospace (1) 185,471 5,438
Rocket Lab (1) 319,800 15,322
27,003
Automobile Manufacturers  1.0%
Tesla (1) 264,700 117,717
117,717
Other Industrials  0.0%
Symbotic (1)(4) 20,200 1,089
1,089
Transportation Technology Services  0.1%
Uber Technologies (1) 100,300 9,826
9,826
Total Industrials 155,635
INTERNET  15.1%
China Internet Media/Advertising  0.0%
58.com (1)(3) 8,367,978 —
—
U.S. Internet Media/Advertising  14.8%
Alphabet, Class A  2,135,682 519,184
Alphabet, Class C  1,786,877 435,194
AppLovin, Class A (1) 283,800 203,921
Meta Platforms, Class A  724,355 531,952
Reddit, Class A (1) 103,200 23,735

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zeta Global Holdings, Class A (1)(4) 511,464 10,163
1,724,149
U.S. Internet Retail  0.2%
Carvana (1) 64,300 24,256
24,256
U.S. Internet Services  0.1%
DoorDash, Class A (1) 50,800 13,817
13,817
Total Internet 1,762,222
IT SERVICES  3.0%
Data Centers  0.3%
Applied Digital (1)(4) 811,300 18,611
Galaxy Digital, Class A (1)(4) 193,500 6,542
Whitefiber (1) 516,322 14,029
39,182
IT Services  2.7%
Cloudflare, Class A (1) 355,400 76,265
Core Scientific (1)(4) 689,400 12,368
Fair Isaac (1) 12,000 17,958
International Business Machines  726,600 205,018
SoundHound AI, Class A (1)(4) 394,400 6,342
317,951
Total IT Services 357,133
MEDIA & ENTERTAINMENT  1.8%
Direct-to-Consumer Subscription Services  0.3%
Spotify Technology (1) 45,800 31,968
31,968
Video Gaming  1.5%
Electronic Arts  205,900 41,530
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,497 (1)(2)(3) 53,150 27,486
ROBLOX, Class A (1) 541,135 74,958
Take-Two Interactive Software (1) 116,900 30,202
174,176
Total Media & Entertainment 206,144
SEMICONDUCTORS  29.1%
Analog Semiconductors  0.9%
Monolithic Power Systems  101,900 93,813

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semtech (1)(4) 89,200 6,374
100,187
Digital Systems  10.0%
NVIDIA  6,209,336 1,158,538
1,158,538
Memory  1.8%
Micron Technology  1,018,200 170,365
Rambus (1) 323,900 33,751
204,116
Processors  12.0%
Advanced Micro Devices (1) 1,278,100 206,784
Broadcom  2,701,365 891,207
Credo Technology Group Holding (1) 456,200 66,427
Intel (1) 3,367,600 112,983
Marvell Technology  936,800 78,757
QUALCOMM  270,500 45,001
1,401,159
RF Semiconductors  0.3%
Impinj (1) 220,900 39,928
39,928
Semiconductor Capital Equipment  3.9%
Applied Materials  535,600 109,659
KLA  158,300 170,743
Lam Research  900,600 120,590
Teradyne  397,400 54,698
455,690
Semiconductor Materials  0.2%
Lightmatter, Acquisition Date: 8/27/25, Cost $10,028 (1)(2)(3) 200,000 17,046
17,046
Total Semiconductors 3,376,664
SOFTWARE  27.9%
Back-Office Applications Software  1.4%
Intuit  202,900 138,562
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $5,362 (1)(2)
(3)(5) 5,361,976 8,465
Samsara, Class A (1) 485,500 18,085
165,112
Collaboration and Productivity Software  4.4%
Monday.com (1) 218,500 42,321
Palantir Technologies, Class A (1) 1,788,315 326,225

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceNow (1) 148,303 136,480
Strategy (1) 8,100 2,610
507,636
Design Software  1.6%
Autodesk (1) 50,500 16,042
Cadence Design Systems (1) 219,172 76,986
PTC (1) 50,600 10,273
Synopsys (1) 160,416 79,148
182,449
Front-Office Applications Software  1.3%
Braze, Class A (1) 32,000 910
HubSpot (1) 34,400 16,092
Manhattan Associates (1) 10,906 2,236
Salesforce  567,100 134,403
153,641
Industry-Specific Software  1.7%
Shopify, Class A (1) 1,237,860 183,958
Unity Software (1) 285,800 11,444
195,402
Infrastructure and Developer Tool Software  15.4%
Arista Networks (1) 1,293,020 188,406
Datadog, Class A (1) 332,600 47,362
Microsoft  2,031,031 1,051,972
MongoDB (1) 138,400 42,957
Nutanix, Class A (1) 46,009 3,423
Oracle  1,398,825 393,406
Snowflake (1) 255,100 57,538
Twilio, Class A (1) 104,300 10,439
1,795,503
Security Software  2.1%
Crowdstrike Holdings, Class A (1) 202,714 99,407
Palo Alto Networks (1) 710,650 144,702
244,109
Total Software 3,243,852
TELECOM EQUIPMENT  4.9%
Wireless Equipment  1.3%
InterDigital (4) 175,408 60,556
Motorola Solutions  190,800 87,251
147,807

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireline Equipment  3.6%
Amphenol, Class A  1,244,286 153,981
Ciena (1) 82,400 12,003
Cisco Systems  2,334,832 159,749
Corning  1,145,386 93,956
419,689
Total Telecom Equipment 567,496
Total Common Stocks (Cost $7,403,929) 11,488,870
CONVERTIBLE BONDS  0.1%
HARDWARE  0.1%
Electronics Distributors  0.1%
Lambda, 0.00%, 6/30/30, Acquisition Date: 6/30/25,
Cost $7,000 (1)(2)(3) 7,000,000 8,155
Total Hardware 8,155
Total Convertible Bonds (Cost $7,000) 8,155
CONVERTIBLE PREFERRED STOCKS  1.3%
BUSINESS SERVICES  0.0%
Information Services  0.0%
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $2,000 (1)(2)(3) 6,081 2,994
Total Business Services 2,994
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,605 (INR) (1)(2)(3) 4,539 —
Total Consumer/Retail —
INDUSTRIALS  0.4%
Transportation Technology Services  0.4%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 1,199
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)
(2)(3) 298,258 31,601
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)
(2)(3) 107,687 11,511
Total Industrials 44,311

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INTERNET  0.1%
Rest of World Internet Services  0.1%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)
(3) 558,273 8,134
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 2,287
Total Internet 10,421
IT SERVICES  0.2%
Data Centers  0.2%
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(2)(3) 653,313 21,082
Total IT Services 21,082
SEMICONDUCTORS  0.3%
Other Semiconductors  0.0%
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $3,000 (1)(2)(3) 72,946 3,238
3,238
Processors  0.3%
Lambda, Series D-1, Acquisition Date: 1/24/25, Cost $3,000 (1)
(2)(3) 166,578 5,375
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $5,087 (1)(2)(3) 81,714 6,965
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $19,974 (1)(2)(3) 248,958 21,219
33,559
Total Semiconductors 36,797
SOFTWARE  0.3%
Back-Office Applications Software  0.0%
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $1,550 (1)(2)(3) 90,070 1,550
1,550
Collaboration and Productivity Software  0.1%
X.AI, Series C, Acquisition Date: 11/22/24, Cost $5,000 (1)(2)(3) 230,946 8,443
8,443
Front-Office Applications Software  0.2%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $26,959 (1)(2)(3) 191,245 26,959
26,959
Total Software 36,952
Total Convertible Preferred Stocks (Cost $192,018) 152,557

T. ROWE PRICE Science & Technology Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Treasury Reserve Fund, 4.17% (6)(7) 5,846 6
Total Short-Term Investments (Cost $6) 6
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 120,582,166 120,582
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 120,582
Total Securities Lending Collateral (Cost $120,582) 120,582
Total Investments in Securities  101.1%
(Cost $7,723,535) $ 11,770,170
Other Assets Less Liabilities (1.1)% (129,603)
Net Assets 100.0% $ 11,640,567
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $213,709 and represents 1.8% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at September 30, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
INR Indian Rupee

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 767
Totals $ —# $ — $ 767+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 271,784  ¤  ¤ $ 120,582
T. Rowe Price Treasury
Reserve Fund, 4.17% 13  ¤  ¤ 6
Total $ 120,588^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $767 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $120,588.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Science &
Technology Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Science & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Science & Technology Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Science & Technology Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $29,648,000 for the period ended September 30, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,435,873 $ — $ 52,997 $ 11,488,870
Convertible Bonds — — 8,155 8,155
Convertible Preferred Stocks — — 152,557 152,557
Short-Term Investments 6 — — 6
Securities Lending Collateral 120,582 — — 120,582
Total $ 11,556,461 $ — $ 213,709 $ 11,770,170
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 33,863 $ 3,744 $ 15,390 $ 52,997
Convertible Bonds — 1,155 7,000 8,155
Convertible Preferred Stocks 94,849 24,749 32,959 152,557
Total $ 128,712 $ 29,648 $ 55,349 $ 213,709

T. ROWE PRICE Science & Technology Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F61-054Q3 09/25